Property, Plant & Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant & Equipment
Property, Plant & Equipment

NOTE L. PROPERTY, PLANT & EQUIPMENT

($ in millions)
At December 31:	2020	2019
Land and land improvements	$381	$365
Buildings and building and leasehold improvements	9,416	9,364
Information technology equipment	19,419	18,054
Production, engineering, office and other equipment	3,695	3,721
Plant and other property—gross	32,911	31,504
Less: Accumulated depreciation	22,968	21,726
Plant and other property—net	9,943	9,778
Rental machines	265	523
Less: Accumulated depreciation	168	292
Rental machines—net	97	232
Total—net	$10,040	$10,010